Convertible Debentures - Warrants - Black Scholes options pricing model (Details)				1 Months Ended	12 Months Ended
	Dec. 29, 2023 $ / shares	May 23, 2023	Oct. 21, 2022 $ / shares	Aug. 31, 2019 USD ($) installment $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Aug. 15, 2022 $ / shares
Stock options
Reverse share split		0.03
Share price					$ 2.77			$ 0.36
Total compensation expenses | $					$ 0	$ 0	$ 21,140
After reverse share split
Stock options
Share price								$ 107.42
Warrant
Stock options
Exercise price (in dollars per share)	$ 15		$ 1.2
Term of the options	10 years		7 years
Share price	$ 4.15		$ 0.27
Volatility (as a percent)	175.00%		109.00%
Risk-free interest rate (as a percent)	1.72%		1.52%
Employee stock option
Stock options
Number of options issued | shares				95,000
Number of directors to whom options were granted | $				2
Number of equal installments in which the options will vest | installment				4
Exercise price (in dollars per share)				$ 5
Term of the options				3 years
Term of employment agreement				6 months
Share price				$ 4.6
Volatility (as a percent)				118.00%
Risk-free interest rate (as a percent)				1.44%
Dividend yield (as a percent)				0.00%
Estimated fair value of options | $				$ 243,922
Total service period				1 year
Employee stock option | After reverse share split
Stock options
Number of options issued | shares				3,167
Exercise price (in dollars per share)				$ 150